Note 4 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)						9 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 28, 2023	Jun. 09, 2023	Jun. 23, 2022	Aug. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Jul. 30, 2024	Mar. 31, 2024	Jul. 30, 2023	Jul. 30, 2022
Statement Line Items [Line Items]
Balance						$ 4,082,338	$ 3,647,909		$ 3,647,909
Cash						249,319	222,211		198,829
Shares						6,866,449			235,600
Balance						11,198,106			4,082,338
Balance						11,012,075	8,829,882		8,829,882
Assay						55,945			17,857
Drilling						42,950
Geological, consulting, and other						705,538			2,364,336
Exploration cost recovery						(200,000)			(200,000)
Balance						11,616,508			11,012,075
Total Balance						22,814,614			15,094,413
Winston Property [member]
Statement Line Items [Line Items]
Balance						1,338,793	1,334,548		1,334,548
Cash						99,189			4,245
Shares						0			0
Balance						1,437,982			1,338,793
Balance						419,233	371,909		371,909
Assay						0			0
Drilling						0
Geological, consulting, and other						28,940			47,324
Exploration cost recovery						0			0
Balance						448,173			419,233
Total Balance						1,886,155			1,758,026
Zoro property [member]
Statement Line Items [Line Items]
Balance						1,909,407	1,909,407		1,909,407
Cash						0			0
Shares						0			0
Balance						1,909,407			1,909,407
Balance						6,552,532	4,653,559		4,653,559
Assay						55,945			0
Drilling						42,950
Geological, consulting, and other						629,875			1,898,973
Exploration cost recovery						(200,000)			0
Balance						7,081,302			6,552,532
Total Balance						8,990,709			8,361,939
Jean Lake Property [member]
Statement Line Items [Line Items]
Balance						250,000	150,000		150,000
Cash					$ 25,000	50,000		$ 50,000	50,000	$ 50,000	$ 50,000
Shares					$ 25,000	50,000		$ 50,000	50,000	$ 50,000	$ 50,000
Balance						350,000			250,000
Balance						2,465,023	2,509,453		2,509,453
Assay						0			2,669
Drilling						0
Geological, consulting, and other						8,792			152,901
Exploration cost recovery						0			(200,000)
Balance						2,473,815			2,465,023
Total Balance						2,823,815			2,815,023
Grass River Property [member]
Statement Line Items [Line Items]
Balance						45,255	43,500		43,500
Cash						130			1,755
Shares						0			0
Balance						45,385			45,255
Balance						680,016	596,124		596,124
Assay						0			0
Drilling						0
Geological, consulting, and other						0			83,892
Exploration cost recovery						0			0
Balance						680,016			680,016
Total Balance						725,401			725,271
Jol Lithium Property [member]
Statement Line Items [Line Items]
Balance						11,730	10,454		10,454
Cash						0			1,276
Shares						0			0
Balance						11,730			11,730
Balance						45,865	38,365		38,365
Assay						0			0
Drilling						0
Geological, consulting, and other						6,000			7,500
Exploration cost recovery						0			0
Balance						51,865			45,865
Total Balance						63,595			57,595
Peg North Property [member]
Statement Line Items [Line Items]
Balance						400,000	200,000		200,000
Cash	$ 100,000	$ 100,000		$ 100,000		100,000			100,000
Shares	$ 100,000		$ 100,000	$ 100,000		100,000			100,000
Balance						600,000			400,000
Balance						849,406	660,472		660,472
Assay						0			15,188
Drilling						0
Geological, consulting, and other						31,931			173,746
Exploration cost recovery						0			0
Balance						881,337			849,406
Total Balance						1,481,337			1,249,406
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance						127,153	0		0
Cash						0			41,553
Shares						0			85,600
Balance						127,153			127,153
Balance						0	$ 0		0
Assay						0			0
Drilling						0
Geological, consulting, and other						0			0
Exploration cost recovery						0			0
Balance						0			0
Total Balance						127,153			127,153
Athabasca properties [member]
Statement Line Items [Line Items]
Balance						0
Cash						0
Shares						6,716,449
Balance						6,716,449			0
Balance						0
Assay						0
Drilling						0
Geological, consulting, and other						0
Exploration cost recovery						0
Balance						0			$ 0
Total Balance						$ 6,716,449